As filed with the U.S. Securities and Exchange Commission on December 17, 2013

File No. 333-111986
File No. 811-21475

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.__	☐

Post-Effective Amendment No. 56	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 56	☒

RBC FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

100 South Fifth Street, Suite 2300
Minneapolis, MN 55402
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 313-1341

Lee Thoresen, Esq.
RBC Plaza
60 South Sixth Street
Minneapolis, MN 55402-4422
(612) 313-1341
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on December 20, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Post-Effective Amendment No. 52 (the “Amendment”) to the Registration Statement of RBC Funds Trust was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 4, 2013 to register Class A and Class I shares of RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund, new series of the Registrant. Pursuant to Rule 485(a)(2), the Amendment would have become effective on December 18, 2013. Post-Effective Amendment No. 56 was filed pursuant to Rule 485(b)(1)(iii) on December 17, 2013 to extend the Amendment’s effective date to December 20, 2013. This Post-Effective Amendment No. 56 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 20, 2013 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 56 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated December 16, 2003. (1)

	(2)	Instrument Memorializing Resolutions of the Board of Trustees. (3)

	(3)	Instrument Memorializing Resolutions of the Board of Trustees. (15)

	(4)	Instrument Memorializing Resolutions of the Board of Trustees. (20)

	(5)	Instrument Memorializing Resolution of the Board of Trustees. (24)

	(6)	Instrument Memorializing Resolution of the Board of Trustees. (26)

(b)	By-Laws, effective as of January 13, 2004. (2)

(c)

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003. See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004.

(d)	(1)

Master Investment Advisory Contract dated April 16, 2004, Amended as of December 7, 2006, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund and Investment Advisory Contract Supplements dated April 16, 2004, Amended as of December 7, 2006, on behalf of each of Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund, Amended as of July 28, 2008, on behalf of the Access Capital Community Investment Fund. (12)

(2)

Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of August 18, 2009 on behalf of the Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Access Capital Community Investment Fund. (14)

(3)

Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of December 31, 2009 on behalf of the RBC Mid Cap Growth Fund, RBC Mid Cap Value Fund and Access Capital Community Investment Fund. (18)

(i) Amendment to Investment Advisory Agreement dated September 9, 2013 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the Access Capital Community Investment Fund. (25)

	(4)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund. (6)

(i) Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Enterprise Fund. (18)

	(5)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund. (6)

(6)

Investment Advisory Agreement dated April 16, 2004, Amended and Restated as of November 14, 2011, between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund. (21)

	(7)	Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (18)

(i) Amendment to Investment Advisory Agreement dated November 27, 2012 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (23)

(8)

Master Investment Advisory Agreement dated September 1, 2011 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Global Convertible Bond Fund. (20)

(i) Amendment to Investment Advisory Agreement dated October 31, 2012 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Absolute Return Fund. (23)

(ii)

Amendment to Investment Advisory Agreement dated December 20, 2013 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

	(9)	Not applicable.

	(10)	Not applicable.

(11)

Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(12)	Not applicable.

(13)

Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc., BlueBay Asset Management LLP and BlueBay Asset Management USA LLC with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund and RBC BlueBay Global High Yield Bond Fund. (25)

(e)	(1)

Distribution Agreement dated April 16, 2004, Amended and Restated as of December 7, 2006, between the Trust and Tamarack Distributors Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund, Amended and Restated as of July 28, 2008 with respect to the Access Capital Community Investment Fund. (12)

(i) Amendment dated August 18, 2009 to the Distribution Agreement dated April 16, 2004, as amended and supplemented. (14)

(2)

Distribution Agreement dated November 21, 2008 between the Trust and Tamarack Distributors Inc. on behalf of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (10)

(3)

Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC with respect to RBC Mid Cap Value Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, Access Capital Community Investment Fund, Prime Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Growth Fund and RBC Microcap Value Fund. (16)

		(i)	First Amendment dated July 1, 2011 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (20)

		(ii)	Second Amendment dated November 27, 2012 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (23)

		(iii)	Third Amendment dated December 20, 2013 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (26)

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	(1)	Form of Custody Agreement dated January 1, 2010 between the Trust and U.S. Bank, N.A. (15)

		(i)	First Amendment dated December 20, 2013 to the Custody Agreement dated December 28, 2009. (26)

	(2)	Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Schedule II dated November 27, 2012 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (23)

		(ii)	Amended and Restated Schedule II dated December 20, 2013 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (26)

	(3)	Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Annex I dated November 27, 2012 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (23)

		(ii)	Amended and Restated Annex I dated December 20, 2013 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (26)

(h)	Other Material Contracts.

(1)

Amended and Restated Administrative Services Agreement dated as of September 1, 2011 with respect to Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund and RBC BlueBay Global Convertible Bond Fund. (23)

(i)

Amendment dated November 27, 2012 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. (23)

(ii)

Amendment dated December 20, 2013 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

(2)

Administrative Services Agreement dated April 16, 2004, Amended and Restated As of January 25, 2008, between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Value Fund, Tamarack Microcap Value Fund, Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Tamarack SMID Cap Growth Fund. (12)

	(i)	Amendment dated August 18, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (14)

	(ii)	Form of Second Amendment dated December 31, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (15)

	(iii)	Amendment dated September 27, 2010 to the Administrative Services Agreement dated April 16, 2004, as amended and supplemented. (18)

(3)	Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. (11)

(i)

Form of Amended and Restated Exhibit A dated December 31, 2009 to the Administration and Accounting Services Agreement between PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) and RBC Funds Trust dated October 5, 2007. (15)

(ii)

Amended and Restated Exhibit A dated November 27, 2012 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (23)

(iii)

Amended and Restated Exhibit A dated December 20, 2013 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (26)

(4)	Shareholder Account Services Agreement dated April 7, 2005 between the Trust and RBC Dain Rauscher Inc. (6)

	(i)	Amendment to Shareholder Account Services Agreement dated November 21, 2008. (12)

(5)

Form of Shareholder Servicing Agreement effective November 21, 2008 between the Trust and servicing agent with respect to Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(6)

Shareholder Servicing Plan effective November 21, 2008 on behalf of RBC Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(7)

Shareholder Servicing Plan effective March 26, 2013 on behalf of the RBC Enterprise Fund, RBC Small Cap Core Fund, RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC Mid Cap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC Blue Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. (24)

(8)

Amended and Restated Shareholder Account and Distribution Services Plan dated February 1, 2010 on behalf of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (24)

(9)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (24)

(i)

Amendment dated November 27, 2013 to the Amended and Restated Expense Limitation Agreement for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (25)

(10)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund with respect to RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class. (24)

(11)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund with respect to RBC Institutional Class 1. (24)

	(12)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Access Capital Community Investment Fund. (24)

(13)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, and RBC BlueBay Absolute Return Fund. (24)

(i)

Amendment to Expense Limitation Agreement dated December 20, 2013 with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

	(14)	Transfer Agency Services Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (21)

		(i)	First Amendment dated July 1, 2011 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (20)

		(ii)	Second Amendment dated November 27, 2012 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (23)

		(iii)	Third Amendment dated December 20, 2013 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (26)

(i)	(1)

Legal opinion with respect to all Funds except RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund. (25)

	(2)	Legal opinion with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(3)	Legal opinion with respect to RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

(j)	Other Opinions.

	(1)	(i)

Consent of independent registered public accounting firm with respect to all Funds except RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund. (25)

(ii) Consent of independent registered public accounting firm with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

(iii) Consent of independent registered public accounting firm with respect to RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

(2)

Power of Attorney for T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, H. David Rybolt, James R. Seward, William B. Taylor, and Kathleen A. Gorman dated September 25, 2012. (22)

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable.

(m)	(1)

Amended and Restated Master Distribution Plan and Distribution Plan and supplements dated December 6, 2012, as supplemented September 24, 2013 and December 20, 2013, for RBC SMID Cap Growth Fund, RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(2)	Form of Dealer and Selling Group Agreement. (4)

(3)

Shareholder Account and Distribution Services Agreement effective November 21, 2008 between Tamarack Distributors Inc. and RBC Capital Markets Corporation for Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(i)

Amendment dated August 19, 2009 to the Shareholder Account and Distribution Services Agreement effective November 21, 2008, between Tamarack Distributors Inc. and RBC Capital Markets Corporation for Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (13).

(ii) Amendment dated January 1, 2010 to the Shareholder Account and Distribution Services Agreement dated November 21, 2008, as amended. (18)

(4)

Amended and Restated RBC Funds Trust Money Market Funds (Institutional Class 2, Select Class, Reserve Class, Investor Class) Shareholder Account and Distribution Services Plan dated February 1, 2010. (18)

	(5)	Form of Dealer Selling Agreement with Quasar Distributors, LLC. (15)

	(6)	Shareholder Servicing Agreement between the Trust and RBC Capital Markets Corporation for the Institutional Class 1 Shares of the RBC Money Market Funds. (18)

(n)	(1)	Plan Pursuant to Rule 18f-3 dated March 10, 2004. (2)

(2)

Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated November 21, 2008 for Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(3)

Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated December 6, 2012, as supplemented September 24, 2013, for RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Amended Code of Ethics of RBC Global Asset Management (U.S.) Inc. (23)

	(2)	Code of Ethics of BlueBay Asset Management LLP (23)

	(3)	Amended Code of Ethics of the Trust. (20)

	(4)	Code of Ethics of RBC Global Asset Management (UK) Limited (26)

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 16, 2004.

(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(3)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

(4)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2006.

(5)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on August 31, 2006.

(6)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the Commission on January 26, 2007.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2008.

(8)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on July 31, 2008.

(9)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed with the Commission on September 22, 2008.

(10)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed with the Commission on November 19, 2008.

(11)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2008.

(12)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2009.

(13)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the Commission on October 16, 2009.

(14)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed with the Commission on November 24, 2009.

(15)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the Commission on December 29, 2009.

(16)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed with the Commission on February 1, 2010.

(17)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed with the Commission on June 30, 2010.

(18)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2010.

(19)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed with the Commission on May 10, 2011.

(20)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

(21)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2011.

(22)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed with the Commission on September 28, 2012.

(23)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2012.

(24)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the Commission on September 26, 2013.

(25)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2013.

(26)	To be filed by amendment.

Item 29. Persons Controlled By or Under Common Control with the Registrant

None.

Item 30. Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

          (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Advisor

RBC Global Asset Management (U.S.) Inc., the investment advisor to each series of the Trust, is a registered investment advisor. Information as to the directors and officers of RBC Global Asset Management (U.S.) Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of RBC Global Asset Management (U.S.) Inc. in the last two years, is included in its application for registration as an investment advisor on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)

Quasar Distributors, LLC, (“Quasar”), a wholly-owned subsidiary of US Bancorp., is principal underwriter for each of the RBC Funds. Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). To the best of the Registrant’s knowledge, Quasar also acts as principal underwriter for the following investment companies:

AC One China Fund
Access Capital Community Investment

Advantus Strategic Dividend Income Fund
Aegis High Yield Fund
Aegis Value Fund
Akre Focus Fund
Alliance Bernstein/TWM Global Equity
& Covered Call Strategy Fund
Alpha Defensive Growth Fund

Alpha Opportunistic Growth Fund

AlphaClone Alternative Alpha ETF Fund
Alpine Accelerating Dividend Fund
Alpine Cyclical Advantage Property
Fund
Alpine Dynamic Dividend Fund

Alpine Emerging Markets Real Estate Fund
Alpine Financial Services Fund
Alpine Foundation Fund
Alpine Global Consumer Growth Fund

Alpine Global Infrastructure Fund

Alpine Innovators Fund
Alpine International Real Estate Equity Fund
Alpine Municipal Money Market Fd

Alpine Realty Income & Growth Fd
Alpine Transformations Fund
Alpine Ultra Short Tax Optimized
Income Fund
American Opportunities Fund
Aquinas Growth Fund
Aquinas Small Cap Fund
Aquinas Value Fund

Artio Global High Income Fund
Artio International Equity Fund
Artio International Equity Fund II

Artio Select Opportunities Fund

Artio Total Return Bond Fund

ATAC Inflation Rotation Fund

Barrett Growth Fund

Barrett Opportunity Fund

Fund X Tactical Total Return Fund
Fund X Tactical Upgrader Fund

Fund X Upgrader Fund

Generation Wave Growth Fund
Geneva Advisors All Cap Growth Fund
Geneva Advisors Equity Income Fund
Gerstein Fisher Multi-Factor Global
Real Estate Securities Fund
Gerstein Fisher Multi-Factor Growth
Equity Fund
Gerstein Fisher Multi-Factor
International Growth Equity Fund
Glenmede Core Fixed Income Portfolio
Glenmede Government Cash Portfolio
Glenmede International Portfolio

Glenmede International Secured Options Portfolio
Glenmede Large Cap 100

Glenmede Large Cap Growth
Glenmede Large Cap Value Portfolio
Glenmede Long/Short Fund

Glenmede Municipal Intermediate
Portfolio
Glenmede NJ Municipal Portfolio
Glenmede Secured Options Portfolio

Glenmede Small Cap Equity Portfolio

Glenmede Strategic Equity Portfolio
Glenmede Tax Exempt Cash Portfolio
Glenmede Total Market Portfolio

Glenmede U.S. Emerging Growth
GoodHaven Fund
Government Obligations
Great Lakes Bond Fund

Great Lakes Disciplined Equity Fund
Great Lakes Large Cap Value Fund
Great Lakes Small Cap Opportunity
Fund
Greenspring Fund

Guinness Atkinson Alternative Energy
Fund
Guinness Atkinson Asia Focus Fund

Guinness Atkinson Asia Pacific
Dividend Fund
Guinness Atkinson China & Hong Kong Fund

Monetta Young Investor Fund
Morgan Dempsey Small/Micro Cap Value Fund
Muhlenkamp Fund

Muzinich Credit Opportunities Fund
New Path Tactical Allocation Fund
Nicholas Equity Income Fund
Nicholas Fund

Nicholas High Income Fund

Nicholas II Fund

Nicholas Limited Edition Fund
Nicholas Money Market Fund
Nuance Concentrated Value Fund

Odyssey Aggressive Growth Fund

Odyssey Growth Fund

Odyssey Stock Fund
Orinda SkyView Macro Opportunities
Orinda Skyview Multi-Manager Hedged Equity Fund
Orion/Monetta Intermediate Bond Fund

O’Shaughnessy All Cap Core Fund
O’Shaughnessy Enhanced Dividend Fund
O’Shaughnessy Small/Mid Cap Growth Fund
Osterweis Fund
Osterweis Institutional Equity Fund
Osterweis Strategic Income Fund

Osterweis Strategic Investment Fund
Permanent Portfolio
Permanent Portfolio Agg Growth
Permanent Portfolio Short-Term
Treasury Bill
Permanent Portfolio Versatile Bond
Perritt MicroCap Opportunities Fund
Perritt Ultra Micro Cap Fund

Philadelphia International Emerging Markets Fund
Philadelphia International Fund

Philadelphia International Small Cap Fund
Phocas Real Estate Fund
PIA BBB Bond Fund

Becker Value Equity Fund
Boston Common International Fund

Boston Common U.S. Equity Fund

Brandes Core Plus Fixed Income Fund

Brandes Credit Focus Yield Fund

Brandes Emerging Markets Fund

Brandes Global Equity Fund
Brandes International Equity Fund

Brandes International Small Cap Equity Fund
Brandes Separately Managed Account Reserve Trust
Brandywine Advisors MidCap Growth
Fd
Brandywine Blue Fund
Brandywine Fund
Bridges Investment Fund, Inc.

Bright Rock Mid Cap Growth Fund
Bright Rock Quality Large Cap Fund
Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield High Yield Fund
Brown Advisory Emerging Markets
Fund
Brown Advisory Equity Income Fund
Brown Advisory Flexible Value
Brown Advisory Growth Equity
Brown Advisory Intermediate Income
Brown Advisory Maryland Bond Fund
Brown Advisory Opportunity Fund

Brown Advisory Small-Cap
Fundamental Value
Brown Advisory Small-Cap Growth

Brown Advisory Tactical Bond Fund

Brown Advisory Tax Exempt Bond Fund
Brown Advisory Value Equity
Brown Advisory Winslow Sustainability Fund
Buffalo Discovery Fund
Buffalo Dividend Focus Fund
Buffalo Flexible Income Fund
Buffalo Growth Fund
Buffalo High Yield Fund

Buffalo International Fund

Buffalo Large Cap Fund
Buffalo Mid Cap Fund

Buffalo Small Cap Fund

Guinness Atkinson Global Energy Fund
Guinness Atkinson Global Innovators
Fund
Guinness Atkinson Inflation Managed Dividend Fund
Guinness Atkinson Renminbi Yuan &
Bond Fund
Harding Loevner Emerging Markets
Portfolio
Harding Loevner Frontier Emerging Markets Portfolio
Harding Loevner Global Equity Portfolio
Harding Loevner Institutional Emerging Markets Portfolio
Harding Loevner International Equity Portfolio
Harding Loevner International Small Companies Portfolio
Hennessy Balanced Fund

Hennessy Core Bond Fund
Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Large Growth
Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Value Fund
Hennessy Equity and Income Fund

Hennessy Focus Fund

Hennessy Gas Utility Index Fund
Hennessy Japan Fund

Hennessy Japan Small Cap Fund
Hennessy Large Cap Financial Fund
Hennessy Large Value Fund
Hennessy Small Cap Financial Fund
Hennessy Technology Fund
Hennessy Total Return Fund

Hodges Blue Chip 25 Fund

Hodges Equity Income Fund

Hodges Fund

Hodges Pure Contrarian Fund
Hodges Small Cap Fund
Hotchkis & Wiley Capital Income Fund

Hotchkis & Wiley Diversified Value
Hotchkis & Wiley Global Value Fund
Hotchkis & Wiley High Yield Fund
Hotchkis & Wiley Large Cap Value
Hotchkis & Wiley Mid Cap Value

Hotchkis & Wiley Small Cap Value

Hotchkis & Wiley Value Opportunities
Huber Capital Diversified Large Cap Value Fund
Huber Capital Equity Income Fund

PIA High Yield Fund
PIA MBS Bond Fund

PIA Moderate Duration Bond Fund

PIA Short-Term Securities Fund

Plumb Balanced Fund

Plumb Equity Fund

Poplar Forest Partners Fund
Portfolio 21 Global Equity Fund

Prime Obligations

Prospector Capital Appreciation Fund

Prospector Opportunity Fund

Provident Trust Strategy Fund
PureFunds ISE Diamond/Gemstone ETF
PureFunds ISE Junior Silver ETF

PureFunds ISE Mining Service ETF
Purisima All-Purpose Fund
Purisima Total Return Fund

Rainier Balanced Fund

Rainier High Yield Fund
Rainier Intermediate Fixed Income Fund

Rainier International Discovery Fund
Rainier Large Cap Equity Fund
Rainier Mid Cap Equity Fund
Rainier Small/Mid Cap Equity Fund
RBC Blue Bay Absolute Return Fund
RBC Blue Bay Emerging Market Corporate Bond Fund
RBC Blue Bay Emerging Market Select Bond Fund
RBC Blue Bay Global Convertible Bond Fund
RBC Blue Bay Global High Yield Bond Fund
RBC Enterprise Fund
RBC MicroCap Value Fund
RBC Mid Cap Value Fund

RBC Prime Money Market Fund
RBC Small Cap Core Fund
RBC SMID Cap Growth Fund
RBC Tax Free Money Market Fund
RBC U.S. Government Money Market Fund
Reinhart Midcap Private Market Value Fund
Roosevelt Strategic Income Fund
Samson Strong Nations Currency Fund

Scharf Balanced Opportunity Fund

Bushido Capital Long/Short Fund
CAN SLIM Select Growth Fund
Capital Advisor Growth Fund
Capital Advisors TacticalShares Dynamic Allocation Fund
Chase Growth Fund

Chase Mid Cap Growth Fund

Coldstream Dividend Growth Fund
Collins Alternative Solutions Fund
Congress All Cap Opportunity Fund
Congress Large Cap Growth

Congress Mid Cap Growth Fund

Contravisory Strategic Equity Fund

Convergence Core Plus Fund

Corporate America CU Short Duration Fund
Country Bond Fund
Country Growth Fund, Inc
CSC Small Cap Value Fund
Cushing MLP Premier Fund
Cushing Renaissance Advantage Fund
Cushing Royalty Energy Income Fund
Davidson Multi Cap Equity Fund
Davidson Small/Mid Equity Fund

Dearborn Partners Rising Dividend Fund
DoubleLine Equities Growth Fund

DoubleLine Equities Small Cap Growth Fund
DoubleLine Core Fixed Income Fund

DoubleLine Emerging Markets Fixed Income Fund
DoubleLine Floating Rate Fund

DoubleLine Low Duration Bond Fund
DoubleLine Multi-Asset Growth Fund
DoubleLine Total Return Bond Fund
DSM Global Growth Fund
DSM Large Cap Growth Fund
DSM Small-Mid Cap Growth Fund

Edgar Lomax Value Fund
Emerging Markets Fund
Evermore Global Value Fund
Fort Pitt Capital Total Return Fund

Fund X Aggressive Upgrader Fund
Fund X Conservative Upgrader Fd
Fund X ETF Aggressive Upgrader Fund
Fund X ETF Upgrader Fund
Fund X Flexible Income Fund

Huber Capital Small Cap Value Fund
Iman Fund
Innovator Matrix Income Fund
International Fund

Intrepid Capital Fund

Intrepid Disciplined Value Fund

Intrepid Income Fund
Intrepid Small Cap Fund
IronBridge Global Fund
IronBridge Large Cap Fund

IronBridge Small Cap Fund

IronBridge SMID Cap Fund

Jacob Internet Fund

Jacob Micro Cap Growth Fund

Jacob Small Cap Growth Fund
Jacob Wisdom Fund
Jensen Portfolio
Jensen Quality Value Fund
Jordan Opportunity Fund
Kellner Merger Fund
Kirr Marbach Partners Value Fd
Litman Gregory Masters Alternative Strategies Fund
Litman Gregory Masters Equity Fund
Litman Gregory Masters Focused Opportunities Fund
Litman Gregory Masters International Fund
Litman Gregory Masters Small Companies Fund

Litman Gregory Masters Value Fund

LK Balanced Fund

LKCM Balanced Fund
LKCM Equity Fund
LKCM Fixed Income Fund
LKCM Small Cap Fund
LKCM Small-Mid Cap Equity Fund
LoCorr Long/Short Commodities Strategy Fund
LoCorr Managed Futures Strategy Fund
Logan Capital Large Cap Growth Fund
Logan Capital Long/Short Fund
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
MainGate MLP Fund
Matrix Advisors Value Fd Inc.
McKinley Diversified Income Fund
Monetta Fund
Monetta Mid-Cap

Scharf Fund
Schooner Fund
SCS Hedged Opportunities Fund, LLC
Shenkman Short Duration High Income Fund
SiM Dynamic Allocation Diversified Income Fund
SiM Dynamic Allocation Equity Income Fund
Smead Value Fund
Snow Capital Opportunity Fund
Snow Capital Small Cap Value Fund
Stone Ridge High Yield Reinsurance Risk Premium Fund
Stone Ridge Reinusrance Risk Premimum Fund
Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Stone Ridge U.S. Variance Risk Premium Risk Fund
Tax Free Obligations

TCM Small Cap Growth Fund
TCM Small-Mid Cap Growth Fund
The American Trust Allegiance Fd
The Appleton Group Plus Fund
The Core Fund
The Merger Fund
The Teberg Fund
Thompson Bond Fund

Thompson LargeCap Fund
Thompson MidCap Fund

TIFF Multi-Asset Fund

TIFF Short Term Fund

Tortoise MLP & Pipeline Fund

Tortoise North American Energy Independence Fund
Treasury Obligations
U.S. Treasury Money Market
USFS Funds Limited Duration Fund
USFS Funds Tactical Allocation Fund
Vice Fund
Villere Balanced Fund

Wall Street Fund
WBI Absolute Return Balanced Fund
WBI Absolute Return Dividend Growth
YCG Enhanced Fund

(b)

Quasar is located at 615 East Michigan Street, Milwaukee, WI 53202. The following is a list of the executive officers, directors and partners of Quasar. The business address for each of the executive officers and directors of Quasar, except Mr. Kern and Mr. Falkeis, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The business address for Mr. Kern and Mr. Falkeis is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI 53202.

Name	Positions and Offices with Quasar Distributors, LLC	Positions and Offices with the Registrant

James Robert Schoenike	President and Board Member	None

Andrew M. Strnad	Vice President and Secretary	None

Teresa Cowan	Senior Vice President and Assistant Secretary	None

Susan LaFond	Vice President and Treasurer	None

John Kinsella	Assistant Treasurer	None

Brett Scribner	Assistant Treasurer	None

Joe Redwine	Board Member	None

Joseph Bree	Chief Financial Officer	None

Robert Kern	Board Member	None

Joe Redwine	Board Member	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Advisor and Co-Administrator; (c) the Principal Underwriter; (d) the Sub-Adviser; (e) the Sub-Adviser in the U.S.; (f) the Transfer Agent; and (g) the Fund Accounting Agent and Co-Administrator; (h) the Custodian – RBC Mid Cap Growth Fund, RBC Micro Cap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Value Fund, Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Access Capital Community Investment Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund; and (i) the Custodian – RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. The address of each is as follows:

(a)	RBC Funds Trust
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402

(b)	RBC Global Asset Management (U.S.) Inc.
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402

(c)	BlueBay Asset Management LLP
77 Grosvenor Street, W1K 3JR
London, United Kingdom

(d)	BlueBay Asset Management USA LLC
Four Stamford Plaza
107 Elm Street, Suite 512
Stamford, CT 06902

(e)	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(f)	BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
Valley Forge, PA 19406

(g)	U.S. Bank, N.A.
1555 N. RiverCrest Drive, Suite 302
Milwaukee, WI 53212

(h)	The Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 56 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 56 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 17th day of December, 2013.

RBC FUNDS TRUST

By:	/s/ Kathleen A. Gorman
Kathleen A. Gorman
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Kathleen A. Gorman	Date: December 17, 2013
Kathleen A. Gorman
Trustee, President and Chief Executive Officer

/s/ Kathleen A. Hegna	Date: December 17, 2013
Kathleen A. Hegna
Chief Financial Officer

Trustees

	*	*
	T. Geron Bell	Lucy Hancock Bode

	*	*
	Leslie H. Garner, Jr.	Ronald James

	*	*
	H. David Rybolt	John A. MacDonald

	*	*
	William B. Taylor	James R. Seward

*By:	/s/ Kathleen A. Gorman	Date: December 17, 2013
Kathleen A. Gorman, attorney-in-fact

Exhibit Index

None.